                                                    FEBRUARY 2, 1998  PROSPECTUS


J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS

Prime Money Market Fund

Treasury Money Market Fund

Federal Money Market Fund

Tax Exempt Money Market Fund



                                      ==========================================
                                      Seeking to preserve capital and to provide

                                      income and same-day liquidity


This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Each fund seeks to maintain a stable $1 share price, without guaranteeing that it will always be able to do so.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.


Distributed by Funds Distributor, Inc.                        [LOGO]JPMORGAN

CONTENTS
--------------------------------------------------------------------------------

                                   2        MONEY MARKET MANAGEMENT APPROACH
      Principles and techniques common
       to the funds in this prospectus      Money market investment process............................................. 2
                                            The spectrum of money market funds.......................................... 3
                                            Money market funds and stability............................................ 3

                                   4        J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS
Each fund's goal, investment approach,
     risks, expenses, performance, and      J.P. Morgan Institutional Prime Money Market Fund........................... 4
                  financial highlights      J.P. Morgan Institutional Treasury Money Market Fund........................ 6
                                            J.P. Morgan Institutional Federal Money Market Fund......................... 8
                                            J.P. Morgan Institutional Tax Exempt Money Market Fund......................10

                                  12        YOUR INVESTMENT
          Investing in the J.P. Morgan
      Institutional Money Market Funds      Investing through a financial professional..................................12
                                            Investing through an employer-sponsored retirement plan.....................12
                                            Investing through an IRA or rollover IRA....................................12
                                            Investing directly..........................................................12
                                            Opening your account........................................................12
                                            Adding to your account......................................................12
                                            Selling shares..............................................................13
                                            Account and transaction policies............................................13
                                            Dividends and distributions.................................................14
                                            Tax considerations..........................................................14

                                  15        FUND DETAILS
                 More about the funds'
                   business operations      Master/feeder structure.....................................................15
                                            Management and administration...............................................15

                                            FOR MORE INFORMATION................................................back cover

INTRODUCTION
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS

Each of these funds invests in high-quality short-term debt securities by investing through a master portfolio (another fund with the same goal). Each fund accrues dividends daily, pays them to shareholders monthly, and seeks to maintain a stable $1 share price.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

* want an investment that strives to preserve capital

* want regular income from a high quality portfolio

* want a highly liquid investment

* are looking for an interim investment

* are pursuing a short-term goal

* are seeking income that is generally exempt from state and local income taxes (in the case of Federal Money Market Fund) or exempt from federal income tax (in the case of Tax Exempt Money Market Fund)

The funds are NOT designed for investors who:

* are investing for long-term growth

* are investing for high income

* require the added security of the FDIC insurance

* in the case of Tax Exempt Money Market Fund, are investing through an IRA or other tax-advantaged retirement plan

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has approximately $250 billion in assets under management, including assets managed by the funds' advisor, Morgan Guaranty Trust Company of New York.


--------------------------------------------------------------------------------
Before you invest

Investors considering these funds should understand that:

* There is no assurance that these funds will meet their investment goals

* Future returns will not necessarily resemble past performance

* These funds do not represent complete investment programs

MONEY MARKET MANAGEMENT APPROACH
--------------------------------------------------------------------------------

                                        The J.P. Morgan Institutional money
                                        market funds invest exclusively in high-quality short-term debt obligations.

                                        While each fund follows its own
                                        strategy, the funds as a group share a
                                        single investment philosophy. This
                                        philosophy, developed by the funds'
                                        advisor, emphasizes investment quality
                                        through in-depth research of short-term
                                        securities and their issuers. This
                                        allows each fund to focus on providing
                                        current income without compromising
                                        share price stability.

                                        MONEY MARKET INVESTMENT PROCESS

                                        In researching short-term securities,
                                        J.P. Morgan's credit analysts enhance
                                        the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

                                        In managing the funds described in this
                                        prospectus, J.P. Morgan employs a three-step process:

                                        MATURITY DETERMINATION Based on analysis
                                        of a range of factors, including current
                                        yields, economic forecasts, and
                                        anticipated fiscal and monetary
                                        policies, J.P. Morgan establishes the
                                        desired weighted average maturity for
                                        each fund within the permissible 90-day
                                        range. Controlling weighted average
                                        maturity allows the funds to manage
             [graphic]                  risk, since securities with shorter
J.P. Morgan uses a disciplined process  maturities are typically less sensitive to control each fund's sensitivity  to interest rate shifts than those with to interest rates  longer maturities.

                                        SECTOR ALLOCATION Analysis of the yields
                                        available in different sectors of the
                                        short-term debt market allows J.P.
                                        Morgan to adjust each fund's sector
              [graphic]                 allocation, with the goal of enhancing
     The funds invest across different current income while also maintaining sectors, for diversification and to diversification across permissible take advantage of yield spreads  sectors.

                                        SECURITY SELECTION Based on the results
                                        of the firm's credit research and each
                                        fund's maturity determination and sector
                                        allocation, the portfolio managers and
             [graphic]                  dedicated fixed-income traders make buy
   Each fund selects its securities as and sell decisions according to each described later in this prospectus fund's goal and strategy.

2  MONEY MARKET MANAGEMENT APPROACH

________________________________________________________________________________

THE SPECTRUM OF MONEY MARKET FUNDS

The funds described in this prospectus differ primarily in the types of securities they hold and in the tax status of the income they offer. The table below provides an overview of the main types of securities in which each fund may invest. The distinguishing features of each money market fund are described in more detail on the following pages.

-------------------
Primary investments
-----------------------------------------------------------

------------------------------------------------------------
               Prime     Treasury     Federal     Tax Exempt
               Money     Money        Money       Money
               Market    Market       Market      Market
------------------------------------------------------------
U.S.
Treasuries*      o         o            o
------------------------------------------------------------
U.S.
Government
Agency
instruments      o                      o
------------------------------------------------------------
Domestic
& foreign
bank
obligations      o
------------------------------------------------------------
Domestic
& foreign
short-term
corporate
obligations      o
------------------------------------------------------------
Foreign
governments      o
------------------------------------------------------------
Illiquid
holdings         o
------------------------------------------------------------
Repurchase
agreements       o         o
------------------------------------------------------------
Tax-exempt
municipal
obligations/**/                                     o

/*/  Income is generally exempt from state and local income taxes
/**/ Income is generally exempt from federal income taxes

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

                                            MONEY MARKET MANAGEMENT APPROACH | 3

J.P. MORGAN INSTITUTIONAL PRIME
MONEY MARKET FUND                                         | TICKER SYMBOL: JPIXX
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to maximize current income while maintaining a high level of liquidity.

     INVESTMENT APPROACH

     The fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. To the extent that the fund invests in foreign securities, the fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. Also, the fund may have difficulty valuing its illiquid holdings and may be unable to sell them at the time or price it desired. While these possibilities exist, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.


REGISTRANT: J.P. MORGAN INSTITUTIONAL
FUNDS (J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations. Footnotes for this section are shown on next page.

---------------------------------------
Annual fund operating expenses/1/   (%)
---------------------------------------

Management fees (actual)           0.12

Marketing (12b-1) fees             None

Other expenses/2/
(after reimbursement)              0.08
---------------------------------------
Total operating expenses/2/
(after reimbursement)              0.20
---------------------------------------

---------------
Expense example
---------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-------------------------------------------------
                1 yr.   3 yrs.   5 yrs.   10 yrs.
Your cost($)      2       6        11        26
-------------------------------------------------

4 J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

-------------------------------
Average annual total return (%)     Shows performance over time, for periods ended December 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                                                           1 yr.     5 yrs./3/    10 yrs./3/
J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND (after expenses)         5.60      4.80         5.81
----------------------------------------------------------------------------------------------------------------------
IBC'S FIRST TIER MONEY FUND AVERAGE/4/(after expenses)                     5.04      4.36         5.45
----------------------------------------------------------------------------------------------------------------------

-----------------------------
Year-by-year total return (%)      Shows changes in returns by calendar year
----------------------------------------------------------------------------------------------------------------------
[GRAPH]

                                         1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
J.P. MORGAN PRIME MONEY MARKET FUND(2)   7.38    9.13    8.04    6.07    3.67    2.87    4.15    5.98    5.41    5.60
-----------------------------------------------------------------------------------------------------------------------------------
IBC'S FIRST TIER MONEY FUND AVERAGE(3)   7.08    8.87    7.82    5.71    3.37    2.70    3.75    5.48    4.85    5.04
-----------------------------------------------------------------------------------------------------------------------------------

            [_] J.P. Morgan Institutional Prime Money Market Fund
                  [_] IBC's First Tier Money Fund Average/4/

================================================================================

FINANCIAL HIGHLIGHTS

--------------
Per-share data      For fiscal periods ended November 30,
----------------------------------------------------------------------------------------------------------------------------------
                                                            1993           1994           1995           1996           1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)                    1.00           1.00           1.00           1.00           1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                              0.0120         0.0385         0.0577         0.0529         0.0543
   Net realized and unrealized gain (loss)
   on investment ($)                                     (0.0000)/5/    (0.0000)/5/     0.0003         0.0001        (0.0000)/5/
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                      0.0120         0.0385         0.0580         0.0530         0.0543
----------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                             (0.0120)       (0.0385)       (0.0577)       (0.0529)       (0.0543)
   Net realized gain ($)                                 (0.0000)/5/      .--             --          (0.0003)       (0.0003)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                  (0.0120)       (0.0385)       (0.0577)       (0.0532)       (0.0546)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                          1.00           1.00           1.00           1.00           1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                            1.21/6/        3.92           5.93           5.46           5.59
----------------------------------------------------------------------------------------------------------------------------------

----------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                   27,188        584,867        999,746      1,220,401      1,387,792
----------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                0.30/7/        0.21           0.20           0.20           0.20
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                   2.88/7/        4.42           5.77           5.28           5.42
----------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                                1.10/7/        0.31           0.15           0.11           0.09
----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP,the fund's independent accountants.

/1/ The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.20%.

/2/ Without reimbursement, other expenses and total operating expenses would have been 0.17% and 0.29%, respectively. There is no guarantee that reimbursement will continue beyond 3/31/99.

/3/ The fund commenced operations on 7/12/93. Except in Financial Highlights, returns reflect performance of the J.P. Morgan Prime Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 7/12/93. This data is based on historical earnings and is not intended to indicate future performance.

/4/ Consists of the IBC/Donoghue Taxable Money Market Fund Average from inception through November 30, 1995 and IBC's First Tier Money Fund Average thereafter.

/5/  Less than $0.0001.

/6/  Not annualized.

/7/  Annualized.


                          J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND 5

J.P. MORGAN INSTITUTIONAL TREASURY
MONEY MARKET FUND                                        | TICKER SYMBOL: JTMXX
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to provide current income, maintain high liquidity, and preserve capital.

     INVESTMENT APPROACH

     The fund purchases securities that offer the highest credit quality and provide regular income. It invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis.

     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the federal government, investors should bear in mind that any repurchase agreements the fund may hold do not have this guarantee (even though they are fully collateralized by Treasuries), and that in any case government guarantees do not extend to shares of the fund itself.

The portion of the fund's income derived from direct investments in U.S. Treasury obligations may be exempt from state and local personal income taxes.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in October of 1996 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

--------------------------------------
Annual fund operating expenses/1/(%)
--------------------------------------

Management fees/2/
(after expense reimbursement)     0.10

Marketing (12b-1) fees            None

Other expenses/2/
(after reimbursement)             None
--------------------------------------
TOTAL OPERATING EXPENSES/2/
(AFTER REIMBURSEMENT)             0.10
--------------------------------------

--------------------------------------
Expense example
--------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------
                    1 yr.   3 yrs.
YOUR COST($)          1       3
--------------------------------------

6 J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)

-------------------------------
Average annual total return (%)    Shows performance over time, for period ended December 31 ,1997
----------------------------------------------------------------------------------------------------
                                                                                Since inception/3/
J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND (after expenses)                2.35
----------------------------------------------------------------------------------------------------
IBC'S U.S. TREASURY & REPO MONEY FUND AVERAGE                                        2.00
----------------------------------------------------------------------------------------------------

--------------------
Total returns (%)(%)           Shows changes in returns for period ended December 31, 1997
----------------------------------------------------------------------------------------------------
                                                                                Since inception

6%
---
3%                                                                                    2.35
---                                                                                       2.00
0%
----------------------------------------------------------------------------------------------------

          [_] J.P. Morgan Institutional Treasury Money Market Fund
               [_] IBC's U.S. Treasury & Repo Money Fund Average


================================================================================

FINANCIAL HIGHLIGHTS

--------------
Per-share data      For fiscal period ended October 31,
------------------------------------------------------------------------------------------------------
                                                                                          1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                              0.176
   Net realized gain
   on investment ($)                                                                      0.0000/4/
------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                      0.0176
------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                                                              0.0176
   Net realized gain ($)                                                                  0.0000/4/
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                                                   0.0176
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                                        1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                          1.77/5/
------------------------------------------------------------------------------------------------------
----------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                                   80,924
------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                                              0.04/6/
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                                 5.53/6/
------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                                                              1.06/6/
------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

/1/ The fund has a master/feeder structure as described on page 9. This table shows the fund's estimated expenses and its share of estimated master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets after reimbursement for ordinary expenses over 0.10%.

/2/ The total operating expenses for the fund is a blended ratio which is based on reimbursements in effect through 2/28/99 and may not necessarily represent the actual amount incurred by a shareholder. Without reimbursement, the advisory fee, other expenses and total operating expenses would have been 0.20%,0.90% and 1.10%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

/3/ The fund commenced operations on 7/8/97; performance is calculated as of 7/31/97. This data is based on historical earnings and is not intended to indicate future performance.

/4/ Less than $0.0001.

/5/ Not annualized.

/6/ Annualized.

                         J.P MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND   7

J.P. MORGAN INSTITUTIONAL FEDERAL
MONEY MARKET FUND                                           TICKER SYMBOL: JPTXX
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to provide current income, maintain high liquidity, and preserve capital.

     INVESTMENT APPROACH

     The fund purchases securities that offer very high credit quality and pay regular income that is generally free from state and local income taxes. It invests exclusively in U.S. government agency obligations such as the Federal Farm Credit Bank, the Tennessee Valley Authority, the Federal Home Loan Bank, the Student Loan Marketing Association, and in obligations of the U.S. Treasury. Some of these investments may be purchased on a when-issued or delayed delivery basis.

     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the Government, investors should bear in mind that any agency obligations the fund may hold do not have this guarantee, and that in any case government guarantees do not extend to shares of the fund itself.

Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of a taxable money market fund such as Prime Money Market Fund when compared on a pre-tax basis.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in October of 1996 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

------------------------------------
Annual fund operating expenses/1/(%)
------------------------------------
Management fees                0.20

Marketing (12b-1) fees         None

Other expenses/2/
(after reimbursement)          None
-----------------------------------
TOTAL OPERATING EXPENSES/2/
(AFTER REIMBURSEMENT)          0.20
-----------------------------------

-----------------------------------
Expense example
-----------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

----------------------------------------------
             1 yr.   3 yrs.   5 yrs.   10 yrs.
Your cost($)    2        6       11        26
----------------------------------------------

8 J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND

_______________________________________________________________________________

PERFORMANCE (UNAUDITED)

--------------------------------
Average annual total return (%)      Shows performance over time, for periods ended December 31, 1997
--------------------------------------------------------------------------------------------------------------
                                                                             1 yr.   3 yrs.  Since inception
J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND/3/ (after expenses)       5.40     5.47        4.65
--------------------------------------------------------------------------------------------------------------
IBC'S U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE/4/ (after expenses)  4.83     4.89        4.18
--------------------------------------------------------------------------------------------------------------

--------------------------------
Year-by-year total return (%)        Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------
                                                             1994          1995         1996         1997
 6%
----
                                                                           5.79
                                                                               5.19

                                                                                        5.22         5.40
                                                                                            4.67         4.83
                                                             3.98
                                                                 3.55
 3%
----

 0%
--------------------------------------------------------------------------------------------------------------

        [_] J.P. Morgan Institutional Federal Money Market Fund/3/
        [_] IBC's U.S. Government & Agency Money Market Fund Average/4/

================================================================================
FINANCIAL HIGHLIGHTS

---------------------
Per-share data                       For fiscal periods ended October 31,
------------------------------------------------------------------------------------------------
                                                   1993       1994        1995     1996     1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)           1.00       1.00        1.00     1.00     1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                      0.0220     0.0354      0.0555   0.0508   0.0521
  Net realized gain (loss)
  on investment ($)                              0.0000/5/ (0.0000)/5/  0.0003   0.0006   0.0001
------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)             0.0220     0.0354      0.0558   0.0514   0.0522
------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                     (0.0220)   (0.0354)    (0.0555) (0.0508) (0.0521)
  Net realized gain ($)                            --      (0.0001)       --    (0.0003) (0.0007)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                         (0.0220)   (0.0355)    (0.0555) (0.0511) (0.0528)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                 1.00       1.00        1.00     1.00     1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                   2.23/6/    3.61        5.69     5.23     5.41
------------------------------------------------------------------------------------------------
--------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)          25,477     80,146     145,108  109,050  137,306
------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                       0.27/7/    0.20        0.20     0.20     0.20
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                          2.81/7/    3.81        5.56     5.09     5.19
------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                       0.76/7/    0.47        0.31     0.26     0.26
------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP,the fund's independent accountants.

1 The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.20%.

2 Without reimbursement, other expenses and total operating expenses would have been 0.26% and 0.46%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

3 The fund commenced operations on 1/4/93. Returns reflect performance of the fund from 1/31/93 through 12/31/97. This data is based on historical earnings and is not intended to indicate future performance.

4 Consists of the IBC/Donoghue U.S. Treasury & Repo Money Market Fund Average through 12/31/95 and IBC's U.S. Government & Agency Money Market Fund Average thereafter.

5 Less than $0.0001.

6 Not annualized.

7 Annualized.

                           J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND 9

J.P. MORGAN INSTITUTIONAL TAX EXEMPT
MONEY MARKET FUND                                           TICKER SYMBOL: JPTXX
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to provide high current income that is exempt from federal income tax and to maintain high liquidity.

     INVESTMENT APPROACH

     The fund invests primarily in high quality municipal obligations whose income is exempt from federal income taxes. The fund's municipal obligations must fall into the highest short-term rating category (top two highest categories for New York State obligations) or be of equivalent quality. The fund may also invest in certain structured municipal obligations, and in certain securities whose income is subject to the alternative minimum tax (AMT). In order to maintain liquidity while being fully invested, the fund may buy securities with puts that allow the fund to liquidate the securities on short notice. Some of the fund's securities may be purchased on a when-issued or delayed delivery basis.

     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

Most of the fund's income is exempt from federal income taxes. A small portion may be exempt from state or local income taxes.


REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS (J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Daniel B. Mulvey, vice president, who has been on the team since August of 1995 and has been at J.P. Morgan since 1991,and by Richard W. Oswald, vice president, who has been on the team since joining J.P. Morgan in October of 1996. Prior to managing this fund, Mr. Oswald served as Treasurer of CBS and President of its finance unit.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

--------------------------------------
Annual fund operating expenses/1/(%)
--------------------------------------
Management fees (actual)          0.18

Marketing (12b-1) fees            None

Other expenses/2/
(after waiver and reimbursement)  0.06
--------------------------------------
TOTAL OPERATING EXPENSES/2/
(AFTER REIMBURSEMENT)             0.24
--------------------------------------
 Expense example
--------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

----------------------------------------------
             1 yr.   3 yrs.   5 yrs.   10 yrs.
Your cost($)    2        8       14        31
----------------------------------------------

10  J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

-------------------------------
Average annual total return (%)    Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   1 yr.   5 yrs./3/  10 yrs./3/
J.P. Morgan Institutional Tax Exempt Money Market Fund (after expenses)            3.46    3.03        3.85
------------------------------------------------------------------------------------------------------------------------------------
IBC's Tax Exempt Money Fund Average/4/(after expenses)                             3.09    2.72        3.65
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------
Year-by-year total return (%)   Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------------------------------

                                                          1988   1989   1990    1991    1992    1993    1994    1995   1996    1997
J.P. Morgan Institutional Tax Exempt Money Market Fund(3) 4.93   6.11   5.58    4.16    2.71    2.10    2.66    3.68   3.24    3.46


IBC's Tax Exempt Money Fund Average(4)                    4.80   5.91   5.49    4.17    2.56    1.93    2.34    3.34   2.93    3.09


[_] J.P. Morgan Institutional Tax Exempt Money Market Fund/3/      [_] IBC's Tax Exempt Money Fund Average/4/

================================================================================
FINANCIAL HIGHLIGHTS

Per-share data              For fiscal periods ended August 31
                                               1993        1994         1995      1996          1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        1.00         1.00         1.00      1.00          1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                   0.0040       0.0228       0.0352    0.0331        0.0330
  Net realized loss on investment ($)        (0.0000)/5/  (0.0000)/5/  (0.0002)  (0.0000)/5/   (0.0000)/5/
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)          0.0040       0.0228       0.0350    0.0331        0.0330
-----------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                  (0.0040)     (0.0228)     (0.0352)  (0.0331)      (0.0330)
  Net realized gain ($)                           --      (0.0000)/5/       --        --            --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                      (0.0040)     (0.0228)     (0.0352)  (0.0331)      (0.0330)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)              1.00         1.00         1.00      1.00          1.00
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                0.40/6/      2.30         3.57      3.36          3.35
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)       35,004       46,083      100,142   163,569       290,943
-----------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                    0.35/7/      0.35         0.35      0.35          0.29
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                       2.25/7/      2.34         3.49      3.28          3.29
-----------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT/WAIVER (%)             1.08/7/      0.65         0.15      0.07          0.10
-----------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

/1/ The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year. The expense table has been restated to reflect current expenses/waivers/reimbursements. The fees and expenses in the table are expressed as a percentage of the fund's average net assets, and assume that the current arrangements were in effect throughout the fiscal year. Total operating expenses may vary but in any event will not exceed 0.35% of the fund's average daily net assets through 12/31/98.

/2/ Morgan has agreed to waive and/or reimburse all fund expenses (except for those allocated to the fund by the master portfolio, and extraordinary expenses) through 12/31/98. Without such waiver and reimbursement, other expenses and total operating expenses would have been 0.21% and 0.39%, respectively. There is no guarantee that this arrangement will continue beyond 12/31/98.

/3/ The fund commenced operations on 7/12/93. Except in Financial Highlights, returns reflect performance of the J.P. Morgan Tax Exempt Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 7/12/93. This data is based on historical earnings and is not intended to indicate future performance.

/4/ IBC's Tax Exempt Money Fund Average is an average of all major tax free money market fund returns.

/5/  Less than $0.0001.

/6/  Not annualized.

/7/  Annualized.


                     J.R. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND   11

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

* Determine the amount you are investing. The minimum amount for initial investments in a fund is $10,000,000 and for additional investments $25,000,although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

* Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

* Mail in your application, making your initial investment YOUR INVESTMENT as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  BY WIRE

* Mail your completed application to the Shareholder Services Agent.

* Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

* After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York
  Routing number:021-000-238
  Credit: J.P. Morgan Institutional Funds
  Account number:001-57-689
  FFC: your account number, name of registered owner(s) and fund name

  BY CHECK

* Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

* Mail the check with your completed application to the Shareholder Services Agent.

  BY EXCHANGE

* Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  BY WIRE

* Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

* Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

BY CHECK

* Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

* Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

BY EXCHANGE

* Call the Shareholder Services Agent to effect an exchange.

12   YOUR INVESTMENT

--------------------------------------------------------------------------------

SELLING SHARES

BY PHONE -- WIRE PAYMENT

* Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

* Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

BY PHONE -- CHECK PAYMENT

* Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

IN WRITING

* Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

* Indicate whether you want the proceeds sent by check or by wire.

* Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

* Mail the letter to the Shareholder Services Agent.

BY EXCHANGE

* Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

BUSINESS DAYS AND NAV CALCULATIONS The funds' regular business days are the same as those of the New York Stock Exchange. Each fund calculates its net asset value per share (NAV) every business day at 4:00 p.m. (5:00 p.m. for Prime Money Market Fund) eastern time.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received by the times indicated in the table below:

FUND                                        CUT-OFF TIME

Prime Money Market                          5:00 p.m.
Treasury Money Market                       4:00 p.m.
Federal Money Market                        2:00 p.m.
Tax Exempt Money Market                     12:00 noon

For the purchase to be effective and dividends to be earned on the same day, immediately available funds must be received by 4:00 p.m. (5:00 p.m. for Prime Money Market Fund) eastern time on a fund business day. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
Shareholder Services Agent
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
1-800-766-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT 13

--------------------------------------------------------------------------------

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment.

Redemption orders for each fund received by the respective cut-off times will be paid in immediately available funds normally on the same day, according to instructions on file.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Substantially all income dividends are declared daily and paid monthly. If all of an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the funds earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. The transactions below typically create the following tax liabilities:

--------------------------------------------------------------------------------
TRANSACTION                             Tax status
Income dividends from Prime             Ordinary Income
Money Market, Treasury Money
Market and Federal Money
Market Funds

Income dividends from Tax               Exempt from federal
Exempt Money Market Fund                Income taxes

Short-term capital gains                Ordinary income
distributions

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


14   YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE

As noted earlier, each fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote per fund share.

Each fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

The funds described in this prospectus and their corresponding master portfolios are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan receives the following fees for investment advisory and other services:

ADVISORY SERVICES             0.20% of the first $1 billion of each
                              master portfolio's average net assets plus 0.10% over $1 billion

ADMINISTRATIVE SERVICES       Master portfolio's and fund's pro-rata portions of
(fee shared with Funds        0.09% of the first $7 billion in J.P. Morgan-
Distributor, Inc.)            advised portfolios, plus 0.04% over $7 billion

SHAREHOLDER SERVICES          0.05% of each fund's average net assets

     The Advisor has voluntarily agreed to reimburse each fund so that total operating expenses will not exceed the following respective percentages of average net assets of the fund through the periods indicated below:

------------------------------------------------------------------
Fund                        Expense Cap         Expiration Date
Prime Money Market            0.20%            3/31/99

Treasury Money Market         0.10%            12/1/97 -  5/31/98
                              0.15%            6/1/98  - 11/30/98
                              0.20%            12/1/98 -  2/28/99

Federal Money Market          0.20%            2/28/99

Tax Exempt Money Market       0.35%            12/31/98

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

                                                               FUND DETAILS   15

-------------------------------------------------------------------------------
FOR MORE INFORMATION
-------------------------------------------------------------------------------


For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

J.P. MORGAN INSTITUTIONAL FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in
Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Prime Money Market Fund . . . . . . . .811-07342 and
                                                                     033-54642
J.P. Morgan Institutional Treasury Money Market Fund . . . . . . 811-07342 and
                                                                     033-54642
J.P. Morgan Institutional Federal Money Market Fund . . . . . . .811-07342 and
                                                                     033-54642
J.P. Morgan Institutional Tax Exempt Money Market Fund . . . . . 811-07342 and
                                                                     033-54642

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

J.P. MORGAN
================================================================================
J.P. MORGAN INSTITUTIONAL FUNDS

Advisor                                      Distributor
Morgan Guaranty Trust Company of New York    Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-766-7722                               1-800-221-7930

                                                    FEBRUARY 2, 1998 PROSPECTUS

J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS

Prime Money Market Fund
Treasury Money Market Fund
Federal Money Market Fund
Tax Exempt Money Market Fund

                                      Seeking to preserve capital and to provide income and same-day liquidity

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Each fund seeks to maintain a stable $1 share price, without guaranteeing that it will always be able to do so.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.


                                                       [LOGO]JP MORGAN

CONTENTS
--------------------------------------------------------------------------------

                                 2            MONEY MARKET MANAGEMENT APPROACH

      Principles and techniques common
       to the funds in this prospectus       Money market investment process...............................................    2
                                             The spectrum of money market funds............................................    3
                                             Money market funds and stability..............................................    3

                                 4           J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS

Each fund's goal, investment approach,
     risks, expenses, performance, and       J.P. Morgan Institutional Service Prime Money Market Fund.....................    4
                  financial highlights       J.P. Morgan Institutional Service Treasury Money Market Fund..................    6
                                             J.P. Morgan Institutional Service Federal Money Market Fund...................    8
                                             J.P. Morgan Institutional Service Tax Exempt Money Market Fund................   10

                                 12          YOUR INVESTMENT
          Investing in the J.P. Morgan
    Institutional Service Money Market       Investing through a service organization......................................   12
                                 Funds       Investing through an employer-sponsored retirement plan.......................   12
                                             Investing through an IRA or rollover IRA......................................   12
                                             Investing directly............................................................   12
                                             Opening your account..........................................................   12
                                             Adding to your account........................................................   12
                                             Selling shares................................................................   13
                                             Account and transaction policies..............................................   13
                                             Dividends and distributions...................................................   14
                                             Tax considerations............................................................   14

                                             FUND DETAILS
                                 14
                 More about the funds'       Master/feeder structure.......................................................   15
                   business operations       Management and administration.................................................   15

                                             FOR MORE INFORMATION.....................................................back cover

INTRODUCTION
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS

Each of these funds invests in high-quality short-term debt securities by investing through a master portfolio (another fund with the same goal). Each fund accrues dividends daily, pays them to shareholders monthly, and seeks to maintain a stable $1 share price.

WHO MAY WANT TO INVEST

The funds are designed for investors who:
* want an investment that strives to preserve capital
* want regular income from a high quality portfolio
* want a highly liquid investment
* are looking for an interim investment
* are pursuing a short-term goal
* are seeking income that is generally exempt from state and local income taxes (in the case of Service Federal Money Market Fund) or exempt from federal income tax (in the case of Service Tax Exempt Money Market Fund)

The funds are not designed for investors who:
* are investing for long-term growth
* are investing for high income
* require the added security of the FDIC insurance
* in the case of Service Tax Exempt Money Market Fund, are investing through an IRA or other tax-advantaged retirement plan

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has approximately $250 billion in assets under management, including assets managed by the funds' advisor, Morgan Guaranty Trust Company of New York.

BEFORE YOU INVEST

Investors considering these funds should understand that:
*There is no assurance that these funds will meet their investment goals *Future returns will not necessarily resemble past performance
*These funds do not represent complete investment programs The J.P. Morgan

MONEY MARKET MANAGEMENT APPROACH
--------------------------------------------------------------------------------
            [GRAPHIC]
J.P. Morgan uses a disciplined process
    to control each fund's sensitivity
                     to interest rates

            [GRAPHIC]
     The funds invest across different
   sectors, for diversification and to
       take advantage of yield spreads

            [GRAPHIC]
   Each fund selects its securities as
    described later in this prospectus

The J.P. Morgan Institutional Service money market funds invest exclusively in high-quality short-term debt obligations.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes investment quality through in-depth research of short-term securities and their issuers. This allows each fund to focus on providing current income without compromising share price stability.

MONEY MARKET INVESTMENT PROCESS

     In researching short-term securities, J.P. Morgan's credit analysts enhance the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

MATURITY DETERMINATION Based on analysis of a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, J.P. Morgan establishes the desired weighted average maturity for each fund within the permissible 90-day range. Controlling weighted average maturity allows the funds to manage risk, since securities with shorter maturities are typically less sensitive to interest rate shifts than those with longer maturities.

SECTOR ALLOCATION Analysis of the yields available in different sectors of the short-term debt market allows J.P. Morgan to adjust each fund's sector allocation, with the goal of enhancing current income while also maintaining diversification across permissible sectors.

SECURITY SELECTION Based on the results of the firm's credit research and each fund's maturity determination and sector allocation, the portfolio managers and dedicated fixed-income traders make buy and sell decisions according to each fund's goal and strategy.

2 MONEY MARKET MANAGEMENT APPROACH

THE SPECTRUM OF MONEY MARKET FUNDS

The funds described in this prospectus differ primarily in the types of securities they hold and in the tax status of the income they offer. The table below provides an overview of the main types of securities in which each fund may invest. The distinguishing features of each money market fund are described in more detail on the following pages.

-------------------------------------------------------
Primary investments
-------------------------------------------------------
                Service  Service   Service  Service
                Prime    Treasury  Federal  Tax Exempt
                Money    Money     Money    Money
                Market   Market    Market   Market
-------------------------------------------------------
U.S.
Treasuries*        o        o         o
-------------------------------------------------------
U.S.
Government
Agency
instruments        o                  o
-------------------------------------------------------
Domestic
&foreign
bank
obligations        o
-------------------------------------------------------
Domestic
&foreign
short-term
corporate
obligations        o
-------------------------------------------------------
Foreign
governments        o
-------------------------------------------------------
Illiquid
holdings           o
-------------------------------------------------------
Repurchase
agreements         o                  o
-------------------------------------------------------
Tax-exempt
municipal
obligations/**/                                o

/*/  Income is generally exempt from state and local income taxes
/**/ Income is generally exempt from federal income taxes

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

                                              MONEY MARKET MANAGEMENT APPROACH 3

J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to maximize current income while maintaining a high level of liquidity.

     INVESTMENT APPROACH

     The fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

--------------------------------------------------------------------------------
     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. To the extent that the fund invests in foreign securities, the fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. Also, the fund may have difficulty valuing its illiquid holdings and may be unable to sell them at the time or price it desired. While these possibilities exist, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS (J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988,Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991,and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

--------------------------------------------------------------------------------
Annual fund operating expenses /1/ (%)
--------------------------------------------------------------------------------

Management fees (actual)        0.12

Marketing (12b-1) fees          None

Other expenses/2/
(after reimbursement)           0.08

Service fees/3/                 0.25
------------------------------------
TOTAL OPERATING EXPENSES/2/
(AFTER REIMBURSEMENT)           0.45
------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment,5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                           1 yr.   3 yrs..
YOUR COST($)                   5      14
--------------------------------------------------------------------------------

4 J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)

-------------------------------
Average annual total return (%)  Shows performance over time, for periods ended
-------------------------------------------------------------------------------
                                 December 31, 1997
                                 ----------------------------------------------

                                                                                1 yr.   5 yrs.  10 yrs.
J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND/4/(after expenses)    5.41    4.63    5.73
---------------------------------------------------------------------------------------------------------
IBC's FIRST TIER MONEY FUND AVERAGE/5/(after expenses)                          5.04    4.36    5.45
---------------------------------------------------------------------------------------------------------

Year-by-year total return (%)   Shows changes in returns by calendar year
        1988        1989        1990       1991       1992      1993       1994       1995       1996      1997
12%

                    9.13
                        8.87
9%      7.38                    8.04
            7.08                    7.82
6%                                         6.07
                                               5.71                        3.95         5.79      5.21      5.41
                                                                               3.75         5.48      4.85      5.04
3%                                                   3.67
                                                         3.37
                                                                2.83
                                                                    2.70
0%

       [_] J.P. Morgan Institutional Service Prime Money Market Fund/4/
                  [_] IBC's First Tier Money Fund Average/5/


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per-share data  For fiscal periods ended November 30
--------------------------------------------------------------------------------

                                                                           1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                   1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                                                  0.0057
Net realized loss
on investment ($)                                                         (0.0000)/6/
------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                       0.0057
------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
Net investment income ($)                                                 (0.0057)
Net realized gain ($)                                                       .--
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                                   (0.0057)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                         1.00
------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                           0.57/7/
------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ THOUSANDS)                                     384
------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                               0.45/8/
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                  5.28/8/
------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT/8/(%)                                            35.10/8/,/9/
------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

/1/ The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.45%.

/2/ Without reimbursement, other expenses and total operating expenses would have been 35.18% and 35.55%, respectively. There is no guarantee that reimbursement will continue beyond 3/31/99.

/3/ Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

/4/ The fund commenced operations on 10/23/97. Except in Financial Highlights, returns reflect performance of the J.P. Morgan Prime Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 10/23/97. These returns reflect lower operating expenses than the fund's. Also, these returns may be higher than the fund's would have been had it existed during the same periods. This data is based on historical earnings and is not intended to indicate future performance.

/5/ Consists of the IBC/Donoghue Taxable Money Market Fund Average from inception through November 30, 1995 and IBC's First Tier Money Fund Average thereafter.

/6/ Less than $0.0001.

/7/ Not annualized.

/8/ Annualized.

/9/ Not representative of ongoing reimbursement ratio since period covers less than two months.

                    J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND  5

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to provide current income, maintain high liquidity, and preserve capital.

     INVESTMENT APPROACH

     The fund purchases securities that offer the highest credit quality and provide regular income. It invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis.

     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the federal government, investors should bear in mind that any repurchase agreements the fund may hold do not have this guarantee (even though they are fully collateralized by Treasuries), and that in any case, government guarantees do not extend to shares of the fund itself.

The portion of the fund's income derived from direct investments in U.S. Treasury obligations may be exempt from state and local personal income taxes.

TICKER SYMBOL:JPMXX

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS (J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988,Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991,and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

--------------------------------------------------------------------------------
Annual fund operating expenses/1/(%)
--------------------------------------------------------------------------------
Management fees/2/
(after expense reimbursement)   0.10

Marketing (12b-1) fees          None

Other expenses/2/
(after reimbursement)           None

Service fees/3/                 0.25
TOTAL OPERATING EXPENSES/2/
(AFTER REIMBURSEMENT)           0.35

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment,5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                           1 yr.    3 yrs.
YOUR COST($)                   4      11
--------------------------------------------------------------------------------

6 J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE (unaudited)
--------------------------------------------------------------------------------------------------------------------------

Average annual total return (%)          Shows performance over time, for period ended
December 31,1997
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since inception/4/
J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND (after expenses)                                  2.24
--------------------------------------------------------------------------------------------------------------------------
IBC'S   U.S. TREASURY & REPO MONEY FUND AVERAGE                                                                2.00
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Year-by-year total return (%)            Shows changes in returns for period ended December 31,1997
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since inception
6%
--

3%
--
                                                                                                               2.24
                                                                                                                    2.00
0%
--------------------------------------------------------------------------------------------------------------------------

     * J.P. Morgan Institutional Service Treasury Money Market Fund
            [_] IBC's U.S. Treasury & Repo Money Fund Average

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
Per-share data                           For fiscal period ended October 31

                                                                                                               1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                       1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                                                    0.0169
  Net realized gain on investment ($)                                                                          0.0000/5/
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                           0.0169
--------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                                                                    0.0169
  Net realized gain ($)                                                                                        0.0000/5/
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                                                                        0.0169
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                                                             1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                                               1.71/6/
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ THOUSANDS)                                                                      35,983
--------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                                                                  0.28/7/
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                                                     5.29/7/
--------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                                                                                  1.43/7/
--------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

1 The fund has a master/feeder structure as described on page 9. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets after reimbursement for ordinary expenses over 0.35%.

2 The total operating expenses for the fund is a blended ratio which is based on reimbursements in effect through 2/28/99, and may not necessarily represent the actual amount incurred by a shareholder. Without reimbursement, the advisory fee, other expenses and total operating expenses would have been 0.20%, 1.51% and 1.71%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

3 Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

4 The fund commenced operations on 7/7/97 and performance is calculated as of 7/31/97. This data is based on historical earnings and is not intended to indicate future performance.

5. Less than $0.0001.

6. Not annualized.

7. Annualized.

               J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND    7

J.P. MORGAN INSTITUTIONAL SERVICE
FEDERAL MONEY MARKET FUND
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to provide current income, maintain high liquidity, and preserve capital.

     INVESTMENT APPROACH

     The fund purchases securities that offer very high credit quality and pay regular income that is generally free from state and local income taxes. It invests exclusively in U.S. government agency obligations such as the Federal Farm Credit Bank, the Tennessee Valley Authority, the Federal Home Loan Bank, the Student Loan Marketing Association, and in obligations of the U.S. Treasury. Some of these investments may be purchased on a when-issued or delayed delivery basis.

     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the Government, investors should bear in mind that any agency obligations the fund may hold do not have this guarantee, and that in any case government guarantees do not extend to shares of the fund itself.

Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of a taxable money market fund such as Service Prime Money Market Fund when compared on a pre-tax basis.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET
FUNDS)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988,Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991,and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

--------------------------------------------------------------------------------
Annual fund operating expenses (1)(%)
--------------------------------------------------------------------------------
Management fees                  0.20

Marketing (12b-1) fees           None

Other expenses(2)
(after reimbursement)            None

Service fees(3)                  0.25
-------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)            0.45
-------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses:$1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------
                           1 yr.    3 yrs.
YOUR COST($)                 5      14
--------------------------------------------

8   J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE (unaudited)
--------------------------------------------------------------------------------------------------------------------------
Average annual total return (%)          Shows performance over time, for periods ended December 31,1997
--------------------------------------------------------------------------------------------------------------------------
                                                                                         1 yr.   3 yrs.    Since inception
J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND/4/                            5.18    5.25            4.45
--------------------------------------------------------------------------------------------------------------------------
IBC'S U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE/5/(after expenses)               4.83    4.89            4.18
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Year-by-year total return (%)            Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------------
                                                                                  1994      1995      1996      1997
6%
--
                                                                                  3.78      5.59      4.99      5.18

                                                                                      3.52      5.19      4.67       4.83
3%
--

0%
--------------------------------------------------------------------------------------------------------------------------

         [_] J.P. Morgan Institutional Service Federal Money Market Fund/4/
             [_] IBC's U.S. Government & Agency Money Market Fund Average/5/

1 The fund has a master/feeder structure as described on page 9. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets after reimbursement for ordinary expenses over 0.45%.

2 Without reimbursement, other expenses and total operating expenses are estimated to have been 0.26% and 0.71%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

3 Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

4 The fund commenced operations on 11/6/97. Returns reflect performance of the J.P. Morgan Federal Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/31/93 through 11/6/97. This data is based on historical earnings and is not intended to indicate future performance.

5 Consists of the IBC/Donoghue U.S. Treasury &Repo Money Market Fund Average through 12/31/95 and IBC's U.S. Government &Agency Money Market Fund Average thereafter.

                 J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND   9

J.P. MORGAN INSTITUTIONAL SERVICE
TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

     GOAL

     The fund's goal is to provide high current income that is exempt from federal income tax and to maintain high liquidity.

     INVESTMENT APPROACH

     The fund invests primarily in high quality municipal obligations whose income is exempt from federal income taxes. The fund's municipal obligations must fall into the highest short-term rating category (top two highest categories for New York State obligations) or be of equivalent quality. The fund may also invest in certain structured municipal obligations, and in certain securities whose income is subject to the alternative minimum tax (AMT). In order to maintain liquidity while being fully invested, the fund may buy securities with puts that allow the fund to liquidate the securities on short notice. Some of the fund's securities may be purchased on a when-issued or delayed delivery basis.

     POTENTIAL RISKS AND REWARDS

     The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

Most of the fund's income is exempt from federal income taxes. A small portion may be exempt from state or local income taxes.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY
MARKET FUND)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Daniel B. Mulvey, vice president, who has been on the team since August of 1995 and has been at J.P. Morgan since 1991,and by Richard W. Oswald, vice president, who has been on the team since joining J.P. Morgan in October of 1996. Prior to managing this fund, Mr. Oswald served as Treasurer of CBS and President of its finance unit.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

--------------------------------------------------------------------------------
Annual fund operating expenses(1)(%)
--------------------------------------------------------------------------------

Management fees (actual)           0.30

Marketing (12b-1) fees             None

Other expenses(2)
(after waiver and reimbursement)   0.05

Service fees(3)                    0.25
-----------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)              0.60
-----------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses:$1,000 initial investment,5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-----------------------------------------------
                           1 yr.    3 yrs.
YOUR COST($)                 6        19
-----------------------------------------------

10   J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------

PERFORMANCE (unaudited)

-------------------------------
AVERAGE ANNUAL TOTAL RETURN (%) Shows performance over time, for periods ended
------------------------------------------------------------------------------
                                December 31,1997
                                ----------------------------------------------

                                                                                     1 yr.   5 yrs.  10 yrs.
J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND/4/                    3.26    2.88    3.78
--------------------------------------------------------------------------------------------------------------------------
IBC'S TAX EXEMPT MONEY MARKET FUND AVERAGE/5/(after expenses)                        3.09    2.73    3.65
--------------------------------------------------------------------------------------------------------------------------

-------------------------------
YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------------
          1988      1989       1990      1991       1992       1993     1994    1995       1996      1997
9%


6%                  6.11
                        5.91   5.58
          4.93                     5.49  4.16                                   3.52
3%            4.80                           4.17   2.71                2.50        3.34   3.12      3.26
                                                        2.57   2.04         2.34               2.93      3.09
                                                                   1.93
0%
--------------------------------------------------------------------------------------------------------------------------

      [_] J.P. Morgan Institutional Service Tax Exempt Money Market Fund/4/
          [_] IBC's Tax Exempt Money Market Fund Average/5/


/1/ The fund has a master/feeder structure as described on page 9. This table shows the fund's estimated expenses and its share of master portfolio expenses for the past fiscal year. Total operating expenses may vary but in any event will not exceed 0.60%of the fund's average net assets through 12/31/98.

/2/ Without such waiver and reimbursement, other expenses and total operating expenses would have been 0.10% and 0.65%,respectively. There is no guarantee that this arrangement will continue beyond 12/31/98.

/3/ Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

/4/ The fund commenced operations on 11/4/97. Returns reflect performance of the J.P. Morgan Tax Exempt Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 11/4/97. These returns reflect lower operating expenses than the fund's. Also, these returns may be higher than the fund's would have been had it existed during the same periods. This data is based on historical earnings and is not intended to indicate future performance.

/5/ IBC's Tax Exempt Money Market Fund Average is an average of all major tax free money market fund returns.

            J.P MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND     11

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may purchase shares of each fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your service organization and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

* Determine the amount you are investing. The minimum amount for initial investments in a fund is $10,000,000 and for additional investments $25,000,although these minimums may be less for some investors. A service organization may impose a minimum amount for initial and subsequent investments in a fund and may establish other requirements such as a minimum account balance. Customers should contact their service organization for further information concerning such requirements and charges. For more information on minimum investments, call 1-800-766-7722.

* Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to YOUR INVESTMENT use in the future, in order to avoid the delays associated with adding them later on.

* Mail in your application, making your initial investment  as shown below.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  BY WIRE

* Mail your completed application to the Shareholder Services Agent.

* Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED ININVESTED.

* After placing your purchase order, instruct your bank to wire the amount of your investment to:

Morgan Guaranty Trust Company of New York
Routing number:021-000-238
Credit: J.P. Morgan Institutional Funds
Account number:001-57-689
FFC: your account number, name of registered owner(s) and fund name

  BY CHECK

* Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

* Mail the check with your completed application to the Shareholder Services Agent.

  BY EXCHANGE

* Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  BY WIRE

* Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

* Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  BY CHECK

* Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

* Mail the check with a completed investment slip to the

12   YOUR INVESTMENT

--------------------------------------------------------------------------------

Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

BY EXCHANGE

*Call the Shareholder Services Agent to effect an exchange.

SELLING SHARES By phone -- wire payment

*Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

*Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

BY PHONE -- CHECK PAYMENT

*Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

IN WRITING

*Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

*Indicate whether you want the proceeds sent by check  or by wire.

*Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

*Mail the letter to the Shareholder Services Agent.

BY exchange

*Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

BUSINESS DAYS AND NAV CALCULATIONS The funds' regular business days are the same as those of the New York Stock Exchange. Each fund calculates its net asset value per share (NAV) every business day at 4:00 p.m. (5:00 p.m. for Service Prime Money Market Fund) eastern time.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received by the times indicated in the table below:

FUND                                                   CUT-OFF TIME

Service Prime Money Market                             5:00 p.m.
Service Treasury Money Market                          4:00 p.m.
Service Federal Money Market                           2:00 p.m.
Service Tax Exempt Money Market                        12:00 noon

For the purchase to be effective and dividends to be earned

--------------------------------------------------------------------------------

Shareholder Services Agent
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
1-800-766-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT  13

--------------------------------------------------------------------------------

on the same day, immediately available funds must be received by 4:00 p.m. (5:00 p.m. for Service Prime Money Market Fund) eastern time on a fund business day. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment.

Redemption orders for each fund received by the respective cut-off times will be paid in immediately available funds normally on the same day, according to instructions on file.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Substantially all income dividends are declared daily and paid monthly. If all of an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the funds earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. The transactions below typically create the following tax liabilities:

--------------------------------------------------------------------------------
Transaction                       Tax status

Income dividends from Prime       Ordinary income
Money Market, Treasury Money
Market and Federal Money
Market Funds

Income dividends from Tax         Exempt from federal
Exempt Money Market Fund          income taxes

Short-term capital gains          Ordinary income
distributions

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

14    YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE

As noted earlier, each fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote per fund share.

Each fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

     The feeder funds described in this prospectus and their corresponding master portfolios are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan receives the following fees for investment advisory and other services:

  ADVISORY services 0.20% of the first $1 billion of each master portfolio's average net assets plus 0.10% over $1 billion

  ADMINISTRATIVE SERVICES        Master portfolio's and fund's pro-
  (fee shared with Funds         rata portions of 0.09% of the
  Distributor, Inc.)             first $7 billion in J.P. Morgan-
                                 advised portfolios, plus 0.04%
                                 over $7 billion

  SHAREHOLDER SERVICES           0.05% of the each fund's
                                 average net assets

     The Advisor has voluntarily agreed to reimburse each fund so that total operating expenses will not exceed the following respective percentages of average net assets of the fund through the periods indicated below:

--------------------------------------------------------------------------------
Fund                     Expense Cap     Expiration Date
Service Prime
Money Market               0.45%            3/31/99

Service Treasury
Money   Market             0.35%           12/1/97 - 5/31/98
                           0.40%            6/1/98 - 11/30/98
                           0.45%           12/1/98 - 2/28/99

Service Federal
Money Market               0.45%            2/28/99

Service Tax Exempt
Money Market               0.60%           12/31/98

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

                                                              FUND DETAILS    15

--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

J.P. MORGAN INSTITUTIONAL FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722
Hearing impaired: 1-888-468-4015
Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in
Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Service Prime Money Market Fund .....811-07342 and
                                                                   033-54642
J.P. Morgan Institutional Service Treasury Money Market Fund ..811-07342 and
                                                                   033-54642
J.P. Morgan Institutional Service Federal Money Market Fund ...811-07342 and
                                                                   033-54642
J.P. Morgan Institutional Service Tax Exempt Money Market Fund 811-07342 and
                                                                   033-54642

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


J P MORGAN
______________________________

J.P. MORGAN INSTITUTIONAL FUNDS

Advisor
Morgan Guaranty Trust Company of New York
522 Fifth Avenue
New York, NY 10036
1-800-766-7722

Distributor
Funds Distributor, Inc.
60 State Street
Boston, MA 02109
1-800-221-7930